SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 90.2%

Alabama - 1.8%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	10/1/45	521,510

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.63	10/1/49	490,563

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	4.88	10/1/55	487,609

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.95	10/1/55	509,737

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	373,951

				2,383,370

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,597

Arizona - 0.4%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	750,000	6.75	7/1/30	750

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	100,000	5.50	7/1/31	100

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	750,000	7.75	7/1/50	750

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	200,000	6.00	7/1/51	200

Phoenix Arizona Industrial Dev. Auth. Rev. (Christian Care Surprise Inc. Proj.)	500,000	5.50	12/1/50	510,648

				512,448

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	390,000	2.00	9/1/38	299,166

California - 3.8%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	287,967

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	324,501

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	323,019

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	616,334

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	300,506

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	470,069

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.20	6/1/39	471,601

San Francisco City & County Airport Comm-San Francisco International Airport Rev.	500,000	5.25	5/1/55	525,027

Santa Fe Springs Public Financing Auth. Rev. (Road Improvements)	275,000	5.25	6/1/45	303,417

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	669,459

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	592,445

				4,884,345

Colorado - 1.5%

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	476,102

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	346,831

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	366,769

CO. Hsg. and Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	5.15	5/1/40	362,869

Reunion Metropolitan District Rev.	547,259	3.63	12/1/44	427,264

				1,979,835

Connecticut - 0.6%

Stamford Hsg. Auth. Rev. (Mozaic Concierge Living Proj.)	750,000	6.50	10/1/55	786,066

Florida - 16.9%

Big Cypress Stewardship District Special Assessment Rev. (Assessment Area One)	250,000	5.75	5/1/55	250,825

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	101,654

Brightshore Community Dev. District Special Assessment	500,000	5.70	5/1/57	501,515

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	500,558

JUNE 30, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Broward Co. FL Airport System Rev.	550,000	5.00	10/1/47	551,522

Capital Projects Finance Auth. Rev. (Imagine School at North Port Proj.) [4]	500,000	6.50	6/15/55	506,654

Capital Trust Agency Rev. (Tallahassee Tapestry) [2,4,5]	550,000	6.75	12/1/35	66,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) [2,5]	250,000	7.00	4/1/35	150,000

Capital Trust Auth. Rev. (Academir Charter Schools Inc. Proj.) [4]	500,000	6.50	7/1/55	514,249

Capital Trust Auth. Rev. (The Classical Academy Of Sarasota Proj.) [4]	500,000	6.13	7/1/55	506,694

Collier County Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	1,000,000	5.25	10/1/52	1,042,576

East Nassau Stewardship District Special Assessment (PDP No. 4 Series 2025 Proj.)	500,000	6.00	5/1/45	529,155

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	507,031

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	341,537

Esplanade at Wellen Park Community Dev. District Special Assessment	350,000	5.70	5/1/56	354,006

Firethorn Community Dev. District Special Assessment	165,000	5.60	5/1/55	165,848

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	760,000	5.05	7/1/47	780,727

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)	655,000	5.15	5/1/44	682,245

Gramercy Farms Community Dev. District Special Assessment	15,000	6.75	5/1/39	14,382

Grande Pines Community Dev. District Special Assessment	335,000	4.00	5/1/51	283,500

Greater Orlando Aviation Auth. Rev.	500,000	5.00	10/1/49	506,355

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	543,870

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)	750,000	5.50	10/1/49	804,236

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	368,247

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	511,052

Jacksonville Aviation Auth. Rev.	500,000	5.25	10/1/55	519,879

KD52 Community Dev. District No. 1 Special Assessment	350,000	6.13	5/1/56	354,215

Lakes of Sarasota Community Dev. District No. 2 Special Assessment	350,000	5.20	5/1/35	359,188

Lakes of Sarasota Community Dev. District Special Assessment	85,000	3.88	5/1/31	85,390

Lakes of Sarasota Community Dev. District Special Assessment	200,000	4.13	5/1/31	201,875

Lakes of Sarasota Community Dev. District Special Assessment	205,000	4.30	5/1/51	178,701

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	303,003

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	301,234

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	400,323

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	330,000	5.55	5/1/54	338,763

Lakewood Ranch Stewardship District Special Assessment (Calusa Proj.)	250,000	5.90	5/1/55	263,253

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	480,000	5.25	5/1/44	501,814

Lakewood Ranch Stewardship District Special Assessment (Saddlestone Proj.)	400,000	5.50	5/1/56	410,470

Lakewood Ranch Stewardship District Special Assessment (Southeast Proj.)	1,000,000	6.00	5/1/56	1,058,451

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	524,011

Laurel Road Community Dev. District Special Assessment	210,000	3.13	5/1/31	200,571

Laurel Road Community Dev. District Special Assessment	485,000	5.70	5/1/56	485,453

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	311,323

LT Ranch South Community Dev. District Special Assessment	205,000	5.90	5/1/56	208,556

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	149,997

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	173,740

New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	5.75	5/1/33	265,591

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,208

North River Ranch Improvement Stewardship District Special Assessment Rev.	400,000	6.50	5/1/44	436,492

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Pensacola Airport Rev.	500,000	5.50	10/1/55	527,214

Rolling Hills Community Dev. District Special Assessment	115,000	3.65	5/1/32	109,941

Sunbridge Stewardship District Special Assessment Rev. (Del Webb Phase 2D-3 Proj.)	250,000	5.63	5/1/56	252,966

Village Community Dev. District No. 16 Special Assessment	500,000	5.13	5/1/56	503,077

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	533,263

Windward at Lakewood Ranch Community Dev. District Special Assessment	200,000	4.50	5/1/50	180,507

				21,973,909

Georgia - 2.7%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	350,153

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	511,919

GA Hsg. & Finance Auth. Rev.	1,000,000	5.05	12/1/45	1,036,096

GA Hsg. & Finance Auth. Rev.	500,000	4.95	6/1/54	506,123

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	635,922

Main Street Energy, Inc. Rev.	400,000	5.00	9/1/36	420,213

				3,460,426

Idaho - 0.4%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	457,582

Illinois - 4.8%

Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.25	1/1/48	518,184

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	516,847

City of Burbank Rev. (Intercultural Montessori Language School Proj.) [4]	430,000	6.13	2/1/46	447,022

Galesburg Rev. (Knox College Proj.)	500,000	6.00	10/1/45	511,483

IL Fin. Auth. Educational Facs. Rev. (Rogers Park Montessori School Proj.) [4]	250,000	6.25	8/1/45	263,477

IL Fin. Auth. Rev. (Christian Homes, Inc.) [2,5]	150,798	5.00	5/15/36	1,508

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,035,369

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	759,758

IL Finance Auth. Rev. (Springfield Sustainable Energy)	750,000	5.50	4/1/51	802,624

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,021,555

Malta Tax Allocation Rev. [2,5,15]	1,921,000	5.75	N/A	384,200

				6,262,027

Indiana - 0.3%

IN Finance Auth. Rev. (Indiana Masonic Home Proj.)	350,000	5.38	5/1/50	357,318

Iowa - 1.4%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	408,633

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	428,460

IA Finance Auth. Rev. (Des Moines Christian Schools Proj.) [4]	1,000,000	5.50	7/1/56	1,010,241

				1,847,334

Kentucky - 0.5%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	609,131

Louisiana - 1.8%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	5.00	10/1/50	257,190

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	521,292

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	6/1/45	521,277

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	206,792

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	310,000	4.00	11/1/44	290,773

JUNE 30, 2026	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	561,066

				2,358,390

Maryland - 0.5%

MD Community Dev. Administration Local Government Infrastructure Rev.	605,000	5.00	6/1/56	624,600

Massachusetts - 1.1%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	401,212

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	686,490

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	359,144

				1,446,846

Michigan - 6.0%

Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	296,457

Grand Rapids Economic Dev. Corp. Rev. (Beacon Hill at Eastgate Proj.)	255,000	6.00	11/1/50	259,032

MI Finance Auth. Rev. (Holly Academy Proj.)	300,000	3.00	12/1/31	280,647

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,488,500

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,411,172

MI Hsg. Dev. Auth. Rev.	635,000	4.95	12/1/53	641,516

MI Hsg. Dev. Auth. Rev.	1,000,000	5.00	12/1/56	1,023,025

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	115,000	6.35	11/1/28	115,099

Northern Michigan University Rev.	250,000	5.50	6/1/55	268,879

Saginaw Hospital Finance Auth. Rev. (Covenant Medical Center)	1,000,000	5.25	7/1/51	1,056,147

				7,840,474

Minnesota - 0.8%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	253,081

Duluth Economic Dev. Auth. Rev.	300,000	5.00	2/15/53	301,380

MN Municipal Gas Agency Rev. (Gas Proj.)	500,000	5.00	9/1/35	521,747

				1,076,208

Mississippi - 0.5%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	600,000	4.55	11/1/39	600,792

Missouri - 1.8%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	95,000	3.50	11/1/40	90,760

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	192,413	5.00	11/15/46	2

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	945,000	5.00	11/1/48	970,442

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	241,403

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.05	11/1/55	1,029,218

				2,331,825

Montana - 0.6%

MT Board of Housing Single Family Rev.	370,000	2.40	12/1/45	279,732

MT Facility Finance Auth. Rev.	500,000	6.13	11/15/56	507,159

				786,891

New Hampshire - 2.1%

New Hampshire Business Finance Auth. Rev. (Bridgeland Muds Proj.) [4]	250,000	6.13	12/15/33	250,176

New Hampshire Business Finance Auth. Rev. (LGI Homes Proj.) [6]	2,000,000	–	12/15/41	758,977

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	451,036

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	225,000	5.50	4/1/56	225,144

New Hampshire Business National Finance Auth. Rev. (CABS-The Astro Sunterra Proj.) [4,6]	500,000	–	12/15/34	291,327

New Hampshire Business National Finance Auth. Rev. (Grace Christian School Proj.)	300,000	5.75	8/1/55	300,309

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hampshire Business National Finance Auth. Rev. (Grand Pines Proj.) [4]	150,000	5.63	6/1/39	150,414

New Hampshire Business National Finance Auth. Rev. (Katy Court Proj. Dev.) [4]	250,000	5.88	12/1/32	250,602

				2,677,985

New York - 4.9%

Build NYC Resource Corp. Rev. (Riverspring Health senior living)	350,000	5.00	12/15/31	350,131

Build NYC Resource Corp. Rev. (Senior Airport Facilities)	300,000	5.50	7/1/55	311,526

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,143

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	298,755

New York Transportation Dev. Corp. Rev.	500,000	6.00	6/30/55	534,821

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	510,252

New York Transportation Dev. Corp. Rev. (AGC Insured)	1,000,000	5.25	12/31/54	1,035,067

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	317,854

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	735,574

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	734,707

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,192,142

				6,370,972

North Carolina - 0.7%

Mecklenburg Co. Rev. (Little Rock Apts)	405,000	5.38	1/1/36	405,894

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	5.00	7/1/46	501,833

				907,727

North Dakota - 0.9%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	717,713

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	512,744

				1,230,457

Ohio - 6.0%

Bedford City School District G.O. (BAM Insured)	750,000	5.50	12/1/50	794,161

Columbus Regional Airport Auth. Rev. (John Glenn Columbus International Airport)	725,000	5.50	1/1/50	772,869

Hamilton Co. Rev. (Life Enriching Communities)	500,000	5.50	1/1/50	517,377

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	305,331

OH Housing Fin. Agy. Rev.	1,800,000	2.45	9/1/51	1,259,038

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,235,000	5.10	9/1/47	1,262,982

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.20	9/1/50	517,418

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	714,114

Riverside Local School District COP (BAM Insured)	250,000	5.50	1/15/56	260,653

St Bernard OH Rev. (AGM Insured)	500,000	5.00	12/1/43	500,473

Willoughby-Eastlake City School District G.O.	400,000	5.00	12/1/30	400,862

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	513,803

				7,819,081

Oklahoma - 0.8%

Lawton Industrial Dev. Auth. Rev.	500,000	5.25	7/1/55	523,684

Oklahoma Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	6.00	9/1/46	555,830

				1,079,514

Oregon - 0.3%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	391,620

Pennsylvania - 2.0%

Cumberland Municipal Auth. Rev. (Messiah Village Proj.)	500,000	5.50	6/1/51	514,625

JUNE 30, 2026	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

PA Higher Educational Assistance Agy. Rev.	215,000	2.63	6/1/42	190,029

PA Hsg. Finance Agency Rev.	500,000	5.10	10/1/45	523,050

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,012,599

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	350,249

				2,590,552

South Carolina - 2.3%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	338,752

SC Jobs-Economic Dev. Auth. Rev. (Carealliance Health Services)	500,000	5.25	8/15/46	500,310

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	338,659

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	544,332

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	995,000	5.00	1/1/55	1,015,560

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	4.95	7/1/55	304,569

				3,042,182

Tennessee - 3.3%

Metropolitan Nashville Airport Auth. Rev.	300,000	5.00	7/1/49	304,204

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	304,421

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	788

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	641,587

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,088,315

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	748,610

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	714,428

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	522,365

				4,324,919

Texas - 11.9%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	472,348

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	828,433

Clifton Higher Education Finance Corp. Rev. (Aristoi Classical Academy)	500,000	6.00	8/15/50	503,800

Clifton Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.)	250,000	5.25	2/15/49	262,028

Dallas Special Tax (Fair Park Venue Proj.) [1,4]	250,000	6.25	8/15/53	250,341

El Paso Hsg. Finance Corp. Rev. (GNMA Collateralized)	770,000	5.20	3/1/55	793,078

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,046,464

Houston Hotel Occupancy Tax & Special Rev. (Second Lien)	500,000	5.50	9/1/58	536,361

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	414,000

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1,2,5]	540,977	2.00	11/15/61	265,142

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [2,5,15]	204,000	5.38	N/A	165,750

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	519,653

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	415,999

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	705,332

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,371,588

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	514,732

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.00	1/1/50	1,024,912

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	769,826

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,541,725

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,029,332

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,544,731

TX Municipal Gas Acquisition & Supply Corp. V Rev.	500,000	5.00	4/1/36	528,839

				15,504,414

Utah - 2.6%

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	486,171	5.25	12/1/53	486,686

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	524,709

Northpoint Infrastructure Financing District Special Assessment [4]	250,000	6.63	12/1/55	252,329

Panorama Public Infrastructure District No. 1 G.O. [4]	500,000	6.25	3/1/55	509,676

Resort Core Public Infrastructure District GO [6]	500,000	–	3/1/57	389,203

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	460,310

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	330,014

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	415,000	5.00	1/1/54	422,547

				3,375,474

Virginia - 0.2%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	320,847

Washington - 0.6%

King Co. Hsg. Auth. Rev.	250,000	5.38	7/1/45	266,828

WA State Hsg. Finance Commission Rev. (Horizon House Proj.)	500,000	6.25	1/1/56	518,818

				785,646

West Virginia - 0.4%

WV Hsg. Dev. Fund Rev.	425,000	2.50	11/1/51	303,630

WV Hsg. Dev. Fund Rev.	250,000	5.13	11/1/55	256,870

				560,500

Wisconsin - 2.6%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	500,863

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	515,100

Public Finance Auth. Rev. (Legacy Hills Proj.) [4]	500,000	6.00	11/15/45	500,814

Public Finance Auth. Rev. (North Hills Christian School) [4]	305,000	5.88	7/1/46	303,976

Public Finance Auth. Rev. (Viticus Group Proj.) [4]	250,000	6.25	12/1/45	263,213

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Communities)	500,000	5.50	6/1/61	505,818

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [2,4,5]	750,000	6.25	11/1/28	262,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,520	9.00	1/1/46	112

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/47	110

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	12.00	1/1/47	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,171	9.00	1/1/48	108

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	390	12.00	1/1/48	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/49	107

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	384	11.00	1/1/49	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/50	105

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	372	11.00	1/1/50	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,334	9.00	1/1/51	114

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	365	11.00	1/1/51	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	429,120	3.75	7/1/51	291,653

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,218	9.00	1/1/52	113

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	475	10.00	1/1/52	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,985	9.00	1/1/53	110

JUNE 30, 2026	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	10.00	1/1/53	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,869	9.00	1/1/54	109

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	453	10.00	1/1/54	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,636	9.00	1/1/55	107

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	444	9.00	1/1/55	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,404	9.00	1/1/56	105

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	9.00	1/1/56	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/57	104

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	481	9.00	1/1/57	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	9.00	1/1/58	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/58	102

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,938	9.00	1/1/59	101

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	456	9.00	1/1/59	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	8.00	1/1/60	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/60	100

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	440	8.00	1/1/61	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,589	9.00	1/1/61	98

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	428	8.00	1/1/62	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,473	9.00	1/1/62	97

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	419	8.00	1/1/63	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,240	9.00	1/1/63	96

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	409	8.00	1/1/64	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,124	9.00	1/1/64	95

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	403	7.00	1/1/65	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,008	9.00	1/1/65	94

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	7.00	1/1/66	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	14,775	9.00	1/1/66	92

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	5,235	5.00	1/1/67	32

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	192,429	9.00	1/1/67	1,194

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [2,4,5]	500,000	6.13	1/1/33	225,000

				3,372,399

Total Municipal Bonds (Cost: $140,192,880)				117,483,869

	Quantity

Investment Companies - 4.0%

BlackRock MuniHoldings Fund, Inc. (MHD)	45,523			541,724

BlackRock MuniYield Quality Fund III, Inc. (MYI)	36,183			401,993

DWS Municipal Income Trust (KTF)	76,592			704,646

Invesco Advantage Municipal Income Trust II (VKI)	24,673			233,900

Invesco Municipal Opportunity Trust (VMO)	62,240			614,309

Invesco Municipal Trust (VKQ)	67,772			680,431

Invesco Quality Municipal Income Trust (IQI)	78,114			790,514

Invesco Trust for Investment Grade Municipals (VGM)	56,447			598,338

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	25,123			321,574

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	19,612			230,245

8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Nuveen Quality Municipal Income Fund (NAD)	7,010	84,961

Total Investment Companies (cost: $6,103,823)		5,202,635

Total Investments in Securities - 94.2% (cost: $146,296,703)		122,686,504

Other Assets and Liabilities, net - 5.8%		7,527,010

Net Assets - 100.0%		$130,213,514

1

Variable rate security. Rate disclosed is as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2026 was $2,232,008 and represented 1.7% of net assets.
4

144A Restricted Security. The total value of such securities as of June 30, 2026 was $14,061,459 and represented 10.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2026 was $1,526,355 and represented 1.2% of net assets.

6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
9

Municipal Lease Security. The total value of such securities as of June 30, 2026 was $300,506 and represented 0.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	117,483,869	—	117,483,869

Investment Companies	5,202,635	—	—	5,202,635

Total:	5,202,635	117,483,869	—	122,686,504

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2026	9